Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables
Trade and other payables

19.Trade and other payables

As of December 31, 2019 and 2018, the Group’s trade and other payables consisted of the following:

	As of	As of
	December 31,	December 31,
	2018	2019
Payables to merchants	13,942	12,116
Money remittances and e-wallets accounts payable	6,571	6,515
Deposits received from agents	4,839	6,246
Commissions payable	601	503
Accrued personnel expenses and related taxes	562	883
Provision for undrawn credit commitments (Note 30)	84	98
Other payables	900	934
Total trade and other payables	27,499	27,295